Corporation Information and Basis of Presentation	12 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Corporation Information and Basis of Presentation
1.	Corporation Information and Basis of Presentation

Agria Corporation (the "Company" or "Agria") is an international agricultural company with operations in China, South America, New Zealand and Australia through its subsidiaries and variable interest entities (VIEs) (collectively the "Group"). Within China, the Group is primarily involved in the research and development, production and sale of agricultural seed products. The international operations of the Group are undertaken through PGG Wrightson Group Ltd ("PGG Wrightson" or "PGW"). During the year ended June 30, 2013, China operations accounted for approximately 2% of total revenue, and international operations accounted for approximately 98% of total revenue. The Company does not conduct any substantive operations of its own in the People’s Republic of China (the “PRC”) and conducts its primary business operations in the PRC through VIEs. PRC Laws and regulations prohibit or restrict foreign ownership of research and development, production and sale of hybrid food crop businesses in China. To comply with these foreign ownership restrictions, the Group operates its research and development, production and sale of upstream agricultural productions in the PRC through its VIEs.

On September 29, 2011, our board of directors authorized a change in our fiscal year end to June 30 from December 31. These financial statements presented herein are for the years ended June 30, 2013 and 2012, the 6 months transition period ended June 30, 2011, and the year ended December 31, 2010. These financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“US GAAP”).

In November 2008, Shenzhen Zhongguan Agricultural Group Co., Ltd (“Zhongguan”) (formerly knows as Shenzhen Guanli Agricultural Technology Co., Ltd.) was set up using contractual agreements substantially consistent with those described above such that Agria Brother Biotech (Shenzhen) Co., Ltd. ("Agria Brother") effectively controlled Zhongguan.  As of June 30, 2013, the 100% legal interest in Zhongguan is held by two PRC individuals.

In September 2009, Shenzhen NKY Seeds Co., Ltd. (“Shenzhen NKY”) (formerly known as Shenzhen Agria Agricultural Co., Ltd ) was set up with a 51% interest legally held by Zhongguan and a 49% interest legally held by another individual. In September 2009, Shenzhen PGW Seeds Co., Ltd. (“Shenzhen PGW Seeds”) (formerly known as Shenzhen Zhongyuan Agriculture Co., Ltd.) was set up with a 95% interest legally held by Ms. Juan Li, the wife of Mr. Guanglin Lai, the chairman of board of directors, and a 5% interest legally held by another individual shareholder. Agria Brother has entered into the aforementioned contractual agreements with the individual legal shareholders of Shenzhen NKY and Shenzhen PGW Seeds, respectively. Agria Brother has a legal obligation to provide funding of all losses incurred by Zhongguan, Shenzhen NKY and Shenzhen PGW Seeds.

Through the aforementioned agreements, Aero Biotech Science & Technology Co., Ltd.(WOFE) and Agria Brother demonstrate their ability and intention to exercise the ability to absorb substantially all of the profits and all of the expected losses of Taiyuan Primalight III Agriculture Development Co., Ltd. (“P3A”) (through the date of disposal), Zhongguan, Shenzhen NKY and Shenzhen PGW Seeds. Accordingly, WOFE and Agria Brother are the primary beneficiaries of P3A, Zhongguan, Shenzhen NKY and Shenzhen PGW Seeds and consolidates their operating results in accordance with Accounting Standards Codification ("ASC") 810 "Consolidation" (Pre-codification: Financial Accounting Standards board ("FASB") Interpretation No. 46R, Consolidation of Variable Interest Entities, and Interpretation of ARB NO. 51).

On April 1, 2008, Agria Brother was established in the PRC as a wholly-owned subsidiary by China Victory International Holdings Limited (“China Victory”) with a registered capital of $29,000,000. The principal activity of Agria Brother is to provide biotechnology related services.

On September 30, 2009, Zhongguan acquired from a third party, a 100% equity interest in Agria NKY Seeds Co., Ltd ("NKY").

On January 31, 2010, Zhongguan acquired a 70% equity interest in Tianjin Beiao Seed Technology Development Co., Ltd. ("Beiao"), and NKY acquired a 30% equity interest in this company. (Note 4)

On October 21, 2010, NKY established a wholly owned subsidiary named Wuwei NKY Seeds Co., Ltd., in Wuwei city of Gansu province in China. The principal activity of Wuwei NKY Seeds Co., Ltd. is to act as an exclusive sales agent of Wuwei Ganxin Seeds Co., Ltd., a major production company for Agria.

The Company formed Southrich Limited, a wholly-owned subsidiary of Agria Group Limited, in September 2009 under the laws of the British Virgin Islands to hold our convertible redeemable notes issued by PGW in 2010.  Agria (Singapore) Pte. Ltd., or Agria Singapore, a wholly-owned subsidiary of Southrich Limited, was incorporated in November 2009 under the laws of Singapore to hold our 19.01% equity interest in PGW. In January 2010, Southrich Limited changed its name to Agria Asia Investments Limited.  In January 2011, Agria Singapore made an offer to the shareholders of PGW to acquire an additional 31% of the shares in PGW at the offer price of NZ$0.60 per share.  On April 29, 2011, the Company completed this acquisition and increased its shareholding of PGW to 50.01% (Notes 3 and 4). In April 2011, New Hope International (Hong Kong) Limited invested $20 million in the equity of Agria Asia Investments, upon which the Company's equity interest in Agria Asia Investments was 88.05%. In April 2011, the Company also entered a conditional sale and purchase agreement to sell a 7.24% stake in Agria Asia Investments to NgaiTahu Holdings for approximately $12 million.  This sale became unconditional when the shareholders of PGW approved the transaction in June 2011, and this amount was received in July 2011. Upon the completion of this sale, the Company's equity interest in Agria Asia Investments became 80.81%.

In March 2011, Wuwei Ganxin Seeds Co., Ltd. (“Ganxin”) increased its registered capital from RMB20 million to RMB30 million pursuant to new regulations. Accordingly, the Company increased its investment in Ganxin by RMB4.9 million ($0.7 million) to maintain the Company's 49% equity interest. In May 2013, in line with our strategy to focus on our proprietary corn seed products, we decided to discontinue our commercial arrangement with Ganxin and disposed of our 49% equity interest in Ganxin.

In March 2011, Beiao established a new subsidiary, named Shanxi Jufeng Seeds Co., Ltd., in Shanxi province, PRC. The initial investment is RMB1.11 million. This new company began operations in a seeds business in Shanxi, PRC.

In August 2012, our subsidiary Agri-feeds Limited, or Agri-feeds, entered into an incorporated joint venture for the molasses liquid feed business. This transaction involved our divestiture of certain assets, including intangibles from Agri-feeds, into the joint venture company, 4Seasons Feeds Limited.

As of June 30, 2013, the Company's principal subsidiaries consisted of the following entities:
Name	Place of incorporation

Agria Group Limited (Formerly Aero-Biotech Group Limited)	BVI
China Victory International Holdings Limited (“China Victory”)	Hong Kong
Aero Biotech Science & Technology Co., Ltd. (“Agria China”)	PRC
Agria Brother Biotech (Shenzhen) Co., Ltd. (“Agria Brother”)	PRC
Agria Biotech Overseas Limited ("Agria Overseas")	Hong Kong
Agria Asia International Limited ("Agria International")	Hong Kong
Agria Hong Kong Limited ("Agria Hong Kong")	Hong Kong
Agria Asia Investments Ltd. (“Agria Asia Investments”) (Formerly known as Southrich Limited)	BVI
Agria (Singapore) Pte. Ltd ("Agria Singapore")	Singapore
Agria Corporation (New Zealand) Ltd ("Agria New Zealand")	New Zealand
PGG Wrightson Limited ("PGW")	New Zealand
Agriculture New Zealand Limited	New Zealand
Agri-Feeds Limited	New Zealand
AgriTech South America Limited	New Zealand
Grasslands Innovation Limited	New Zealand
PGG Wrightson Consortia Research Limited	New Zealand
PGG Wrightson Employee Benefits Plan Trustee Limited	New Zealand
PGW AgriTech Holdings Limited	New Zealand
PGW Rural Capital Limited	New Zealand
PGW AgriTech New Zealand Limited	New Zealand
AgriServices South America Limited	New Zealand
PGG Wrightson Real Estate Limited	New Zealand
PGG Wrightson Seeds Limited	New Zealand
PGG Wrightson Trustee Limited	New Zealand
PGW Corporate Trustee Limited	New Zealand
Agricom Limited	New Zealand
PGG Wrightson Genomics Limited	New Zealand
PGG Wrightson Wool Limited	New Zealand
PGG Wrightson Investments Limited	New Zealand
Wrightson Seeds Limited	New Zealand
New Zealand Wool Handlers Limited	New Zealand
Bloch & Behrens Wool (NZ) Limited	New Zealand
PGG Wrightson Employee Benefits Plan Limited	New Zealand
PGW AgriTech Australia Pty Limited	Australia
PGG Wrightson Real Estate Australia Pty Limited	Australia
PGG Wrightson Seeds (Australia) Pty Limited	Australia
AusWest Seeds Pty Limited	Australia
Stephen Pasture Seeds Pty Limited	Australia
PGG AgriServices Australia Pty Limited	Australia
Agricom Australia Seeds Pty Limited	Australia
Agricom Australia Pty Limited	Australia
Juzay S.A.	Uruguay
Wrightson Pas S.A. Limited	Uruguay
PGG Wrightson Uruguay Limited	Uruguay
PGW AgriTech South America SA	Uruguay
Hunker S.A. (t/a Rural Centre)	Uruguay
Lanelle S.A. (t/a Riegoriental)	Uruguay
Afinlux S.A. (t/a Romualdo Rodriguez)	Uruguay
Idogal S.A. (t/a Veterinaria Lasplaces)	Uruguay
Agrosan S.A.	Uruguay
Kroslyn SA Limited	Uruguay
Guarneri y Ghilino Ltda	Uruguay
Escritorio Romualdo Rodriguez Ltda	Uruguay
Alfalfares S.R.L.	Argentina
NZ Ruralco Participacoes Ltda	Brazil

As of June 30, 2013, the Company consolidates the following VIEs and their consolidated subsidiaries which comprised substantially all of the Group's operations:

Name	Place of incorporation

Shenzhen Zhongguan Agriculture Group Co., Ltd. (“Zhongguan”) (Formerly known as Shenzhen Guanli Agricultural Technology Co., Ltd.)	PRC
Agria NKY Seeds Co., Ltd. (“NKY”) (Formerly known as Beijing NKY Seeding Development Co., Ltd.)	PRC
Shenzhen NKY Seeds Co., Ltd. (“Shenzhen NKY”) (Formerly known as Shenzhen Agria Agricultural Co., Ltd.)	PRC
Shenzhen PGW Seeds Co., Ltd. (“Shenzhen PGW Seeds”) (Formerly known as Shenzhen Zhongyuan Agriculture Co., Ltd.)	PRC
Tianjin Beiao Seeds Technology Development Co., Ltd. (“Beiao”)	PRC
Wuwei NKY Seeds Co., Ltd.	PRC
Shanxi Jufeng Seeds Co., Ltd.	PRC
Zhuhai NKY Seeds Co., Ltd. (“Zhuhai NKY”)	PRC

The carrying amount of the total assets and total liabilities of VIEs as of June 30, 2013 were RMB293.4 million ($ 47.8 million), and RMB163.3million ($ 26.6 million), respectively. There was no pledge or collateralization of the VIEs' assets. Creditors of the VIEs have no recourse to the general credit of the Company, which is the primary beneficiary of the VIEs. The amount of the net assets of VIEs as of June 30, 2013 was RMB130.1 million ($ 21.2 million). In addition, the Company has not provided any financial or other support that it was not previously contractually required to provide during the period presented to VIEs.